CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued dividend on marketable securities held in trust account	$ 1,603	$ 198,419
Preferred stock, par value (In dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,237,987	8,350,065
Common stock, shares outstanding	4,237,987	8,350,065
Class A common stock subject to redemption
Common stock subject to possible redemption, shares authorized	200,000,000	200,000,000
Common stock subject to possible redemption, shares issued	37,987	4,150,065
Common stock subject to possible redemption, shares outstanding	37,987	4,150,065
Class A common stock not subject to redemption
Common stock, shares issued	4,200,000	4,200,000
Common stock, shares outstanding	4,200,000	4,200,000
Class B common stock
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	1,550,000	1,550,000
Common stock, shares outstanding	1,550,000	1,550,000